EMPLOYEE BENEFITS EXPENSES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
EMPLOYEE BENEFITS EXPENSES

19 EMPLOYEE BENEFITS EXPENSES

	2021	2022	2023
	S$	S$	S$

Wages and salaries	491,015	604,068	849,198
Director’s fee	-	-	89,830
Defined contribution plans	66,792	80,212	117,283
Other short-term benefits	11,245	26,415	40,365
Total	569,052	710,695	1,096,676
Less: Accounted under
“Research expenses” (Note 18)	(400,250)	(500,038)	(642,533)
Total	168,802	210,657	454,143

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2021, 2022 and 2023